UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund - National Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
Alabama - 2.1%
Birmingham Water Works Board
5.00%, 1/01/31	$10,000	$11,034,800
County of Jefferson AL
(County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,900	3,961,620
AGM
5.50%, 1/01/21	1,000	1,009,290
University of Alabama/The Series 2008A
5.75%, 9/01/22	3,000	3,451,770

		19,457,480

Arizona - 1.1%
Dove Mountain Resort Community Facilities District
6.75%, 12/01/16	1,170	1,096,559
Estrella Mountain Ranch Community Facilities District
(Estrella Mountain Ranch CFD Desert Village)
7.375%, 7/01/27	1,931	1,932,680
Industrial Development Authority of the County of Pima/The
(Horizon Community Learning Center)
Series 05
5.125%, 6/01/20	3,310	3,311,688
Salt Verde Financial Corp.
(Citibank, NA)
5.25%, 12/01/23	3,685	4,257,428
Sundance Community Facilities District Assessment District No 1
Series 02
7.75%, 7/01/22	266	266,128

		10,864,483

California - 15.3%
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31	5,560	6,279,798
California Econ Recovery
Series 2009A
5.25%, 7/01/21	4,140	4,906,024
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
5.00%, 7/01/37-11/21/45 (a)	11,130	11,474,572
California Statewide Communities Development Authority
(Enloe Medical Center)
6.25%, 8/15/28	1,715	1,972,730
Series 2008A
5.50%, 8/15/23	80	90,650
City of Chula Vista CA
(San Diego Gas & Electric Co.)
Series 1996A
5.30%, 7/01/21	4,000	4,084,680

	Principal Amount (000)	U.S. $ Value
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	$9,310	$10,565,826
City of Los Angeles Department of Airports
(Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,711,412
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,042,840
Los Angeles Department of Water & Power PWR
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	18,103,441
Los Angeles Department of Water & Power WTR
Series 2013A
5.00%, 7/01/31	9,115	10,431,115
Series 2013B
5.00%, 7/01/32	1,900	2,174,227
Manteca Unified School District
(Manteca Unified School District CFD No 89-1)
NATL Series 01
Zero Coupon, 9/01/31	11,910	5,049,483
Ontario Redevelopment Financing Authority
NATL Series 93
5.80%, 9/02/14 (Pre-refunded/ETM)	1,000	1,125,730
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	20,322,374
San Diego County Water Authority COP
AGM Series 2008A-COPS
5.00%, 5/01/25	3,000	3,402,570
San Francisco City & County Airports Comm-San Francisco International Airport
(San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,146,976
State of California
5.00%, 11/01/29-11/01/32	18,000	20,236,440
University of California
Series 2013A
5.00%, 5/15/30	3,200	3,695,872
West Contra Costa Unified School District
Series 2014A
5.00%, 8/01/32-8/01/34 (b)	3,855	4,284,547

		144,101,307

Colorado - 3.0%
Colorado Health Facilities Authority
(Evangelical Lutheran Good Samaritan Obligated Group)
5.25%, 6/01/19-6/01/23	2,200	2,307,349
Colorado Health Facilities Authority
(Parkview Medical Center, Inc. Obligated Group)
Series 04
5.00%, 9/01/25	690	691,318
Denver Urban Renewal Authority
(Stapleton Development Corp.)

	Principal Amount (000)	U.S. $ Value
Series 2010B-1
5.00%, 12/01/24-12/01/25	$9,175	$9,519,105
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,177,037
5.375%, 9/01/26	3,600	3,947,724
Park Creek Metropolitan District
Series 05
5.50%, 12/01/30	1,900	1,953,523
PV Water & Sanitation Metropolitan District
Zero Coupon, 12/15/17 (c)(d)	3,122	1,092,700
Regional Transportation District
(Denver Transit Partners LLC)
6.00%, 1/15/41	2,400	2,644,992
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	1,950	2,056,918
Todd Creek Village Metropolitan District No 1
6.125%, 12/01/19 (d)	820	410,000
Todd Creek Village Metropolitan District No 1 COP
6.125%, 12/01/22 (c)(d)	1,210	302,500

		28,103,166

Connecticut - 0.8%
State of Connecticut Special Tax Revenue
5.00%, 1/01/29	6,445	7,416,906

District of Columbia - 2.4%
District of Columbia
(Catholic University of America/The)
5.00%, 10/01/34	700	745,269
District of Columbia
(District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	11,220,384
District of Columbia
(Friendship Public Charter School, Inc.)
ACA
5.00%, 6/01/26	1,000	1,014,360
District of Columbia Water & Sewer Authority
AGC Series 2008A
5.00%, 10/01/23	4,125	4,668,840
Washington Convention & Sports Authority
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,353,150

		23,002,003

Florida - 4.0%
Bonnet Creek Resort Community Development District
7.25%, 5/01/18	2,375	2,375,166
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,517,403
Crossings at Fleming Island Community Development District
Series 2000C
7.05%, 5/01/15	545	545,104

	Principal Amount (000)	U.S. $ Value
7.10%, 5/01/30 (d)	$2,235	$1,781,295
Series 2014A
7.00%, 5/01/30 (b)	255	248,569
Hollywood Community Redevelopment Agency
(Beach Community Redevelopment Agency of Hollywood)
XLCA
5.00%, 3/01/24	5,000	5,276,150
Marshall Creek Community Development District
6.625%, 5/01/32 (d)(e)	2,240	2,060,800
Miami-Dade County Educational Facilities Authority
(University of Miami)
Series 2008A
5.20%, 4/01/24	2,500	2,672,800
Miami-Dade County Housing Finance Authority
(Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,010
6.05%, 11/01/39	750	749,977
Palm Beach County Health Facilities Authority
(Sinai Residences of Boca Raton Project)
6.00%, 6/01/21	1,650	1,754,049
Pasco County Housing Finance Authority
(Pasco Woods Ltd.)
Series 1999A
5.90%, 8/01/39	3,620	3,620,724
Village Center Community Development District
Utility Revenue
NATL
5.125%, 10/01/28	1,000	1,001,570
West Palm Beach Community Redevelopment Agency
5.00%, 3/01/25-3/01/29	4,620	4,714,752

		37,568,369

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	568,797

Illinois - 9.7%
Chicago Board of Education
AGM Series 2007B
5.00%, 12/01/24	15,000	15,800,250
Chicago O’Hare International Airport
XLCA Series 2003B-1
5.25%, 1/01/34	5,100	5,115,045
City of Chicago IL
(Asphalt Operating Services of Chicago LLC)
6.125%, 12/01/18	3,595	3,789,310
City of Chicago IL
(Chicago IL SA Lakeshore East)
Series 03
6.75%, 12/01/32	1,422	1,431,698
City of Chicago IL
(City of Chicago IL Sales Tax)
AGM

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/25	$6,905	$7,136,732
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,581,925
Illinois Finance Authority
(Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,050	2,124,066
Illinois Finance Authority
(Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	742,432
Illinois Finance Authority
(Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	1,473,751
Illinois Sports Facilities Authority
AMBAC Series 01
5.50%, 6/15/30	7,000	7,323,750
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	26,500	29,306,085
State of Illinois
5.00%, 5/01/35	1,000	1,023,160
Village of Gilberts IL
Series 03
6.00%, 3/01/15 (Pre-refunded/ETM)	2,205	2,322,152
Village of Manhattan IL
(Village of Manhattan IL SSA No 2004-1)
Series 05
5.875%, 3/01/28	2,058	2,065,429
Village of Matteson IL
8.00%, 12/01/29 (f)	3,350	2,901,569

		91,137,354

Indiana - 2.3%
Indiana Finance Authority
(CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	13,702,350
Indianapolis Local Public Improvement Bond Bank
(Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,686,997

		21,389,347

Louisiana - 4.2%
City of New Orleans LA
NATL Series 05
5.00%, 12/01/29	3,990	4,149,600
5.25%, 12/01/21	4,495	4,744,652
RADIAN Series 2007A
5.00%, 12/01/18-12/01/22	5,200	5,735,593
Lafayette Consolidated Government
(Lafayette LA Communications Sys Revenue)
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,781,624
Louisiana Agricultural Finance Authority

	Principal Amount (000)	U.S. $ Value
5.25%, 9/15/17	$1,130	$1,180,342
Louisiana Local Government Environmental Facilities & Community Development Auth
(East Baton Rouge Sewerage Commission)
Series 2014
5.00%, 2/01/44	12,000	13,008,720
Louisiana Local Government Environmental Facilities & Community Development Auth
(Parish of Jefferson LA)
Series 2009A
5.00%, 4/01/26	715	767,989

		39,368,520

Maryland - 0.1%
County of Anne Arundel MD
(National Business Park North)
6.10%, 7/01/40	885	942,144

Massachusetts - 1.7%
Massachusetts Development Finance Agency
(Emerson College)
Series 2010A
5.00%, 1/01/40	2,000	2,096,280
5.50%, 1/01/30	4,750	5,275,778
Massachusetts Development Finance Agency
(Seven Hills Foundation Obligated Group)
RADIAN Series 99
5.15%, 9/01/28	6,035	6,036,207
Massachusetts Health & Educational Facilities Authority
(Foundation of Massachussetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,324,585

		15,732,850

Michigan - 3.8%
City of Detroit MI Water Supply System Revenue
AGM Series 2006A
5.00%, 7/01/24	9,980	10,020,918
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,646,594
Michigan Finance Authority
(Public Lighting Authority)
5.00%, 7/01/33	2,485	2,601,547
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
8.50%, 12/01/30 (a)	6,675	6,729,067
Plymouth Educational Center Charter School
5.375%, 11/01/30	2,000	1,772,460
Wayne State University
Series 2009A
5.00%, 11/15/29	5,215	5,680,491

		35,451,077

	Principal Amount (000)	U.S. $ Value
Minnesota - 1.3%
City of Maple Grove MN
(Maple Grove Hospital Corp.)
5.00%, 5/01/22	$1,350	$1,407,402
City of Minneapolis MN
(Minneapolis Common Bond Fund)
6.00%, 12/01/40	3,000	3,449,430
City of Shakopee MN
Series 2004
5.10%, 9/01/14 (Pre-refunded/ETM)	2,700	2,709,639
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34 (b)	4,500	4,714,150

		12,280,621

Mississippi - 1.8%
Mississippi Development Bank
(Mississippi Development Bank State Lease)
Series 2010D
5.25%, 8/01/27	15,000	16,995,600

Missouri - 1.9%
City of Kansas City MO
(City of Kansas City MO Lease)
Series 2008C
5.00%, 4/01/28	14,000	15,551,480
Health & Educational Facilities Authority of the State of Missouri
(Lutheran Senior Services Obligated Group)
5.50%, 2/01/42	1,880	2,021,564

		17,573,044

Nebraska - 0.3%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32 (b)	2,775	3,161,502

Nevada - 5.5%
Clark County School District
NATL Series 2005B
5.00%, 6/15/22	5,720	5,976,885
County of Clark Department of Aviation
(McCarran Intl Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,895,763
County of Clark NV
AMBAC
5.00%, 11/01/23	13,250	14,522,662
County of Clark NV
(McCarran Intl Airport)
Series 2008A
5.25%, 7/01/18	9,090	10,550,854
Las Vegas Valley Water District
NATL Series 2005A
5.00%, 6/01/27	5,000	5,178,850
Nevada System of Higher Education
AMBAC Series 2005B
5.00%, 7/01/25-7/01/26	1,585	1,671,747

	Principal Amount (000)	U.S. $ Value
State of Nevada
NATL Series 2007B
5.00%, 12/01/25	$5,800	$6,527,726

		51,324,487

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act
(Covenant Health Systems Obligated Group)
Series 04
5.375%, 7/01/24	1,680	1,682,436

New Jersey - 0.7%
Morris-Union Jointure Commission COP
AGM
5.00%, 8/01/25	2,055	2,256,061
Union County Utilities Authority
(County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,647,012

		6,903,073

New Mexico - 1.4%
Town of Clayton NM
(Town of Clayton NM Jail Project)
CIFG
5.00%, 11/01/25-11/01/27	13,095	13,412,211

New York - 8.7%
City of New York NY
Series 2004G
5.00%, 12/01/23	475	482,025
Series 2008B-1
5.25%, 9/01/23	5,000	5,770,050
Series 2012G
5.00%, 4/01/29	9,550	10,847,463
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,914,024
Series 2013B
5.00%, 11/15/32	5,000	5,558,350
Series 2013E
5.00%, 11/15/32	5,000	5,585,350
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.00%, 2/01/34	5,000	5,661,500
Series 2012B
5.00%, 11/01/30	15,015	17,227,460
New York City Water & Sewer System
Series 2014D
5.00%, 6/15/35-6/15/39	5,000	5,598,680
New York Liberty Development Corp.
(4 World Trade Center LLC)
5.00%, 11/15/31	2,775	3,049,614
New York Liberty Development Corp.
(National Sports Museum)
6.125%, 2/15/19 (c)(d)	1,188	12
New York NY GO

	Principal Amount (000)	U.S. $ Value
5.125%, 12/01/27 (g)	$1,000	$1,122,910
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,960	5,659,856
New York State Urban Development Corp.
(State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	12,185	13,381,202

		81,858,496

North Carolina - 0.6%
County of Iredell NC COP
AGM
5.25%, 6/01/22	920	1,038,165
North Carolina Eastern Municipal Power Agency
AMBAC Series 2005A
5.25%, 1/01/20	1,000	1,065,270
North Carolina Medical Care Commission
(Pennybyrn at Maryfield)
Series 2005A
6.00%, 10/01/23	3,305	3,345,850

		5,449,285

Ohio - 2.9%
City of Akron OH
(City of Akron OH Income Tax)
5.00%, 12/01/33	4,250	4,719,582
Series 2012A
5.00%, 12/01/31	2,345	2,624,618
City of Cleveland OH
(City of Cleveland OH Income Tax)
5.25%, 5/15/24	5,500	6,274,235
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18	2,835	3,097,776
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,255,180
Toledo-Lucas County Port Authority
(CSX Transportation, Inc.)
Series 92
6.45%, 12/15/21	6,730	8,402,405

		27,373,796

Oregon - 0.7%
City of Forest Grove OR
(Pacific University)
RADIAN Series 2005A
5.00%, 5/01/28	2,995	3,068,318
Tri-County Metropolitan Transportation District
Series 2011A
5.00%, 10/01/27	3,000	3,350,910

		6,419,228

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 3.5%
Bensalem Township School District
5.00%, 6/01/30	$5,000	$5,724,600
Montgomery County Industrial Development Authority/PA
(New Regional Medical Center, Inc.)
5.25%, 8/01/33	4,715	5,221,721
Pennsylvania Industrial Development Authority
5.50%, 7/01/18 (Pre-refunded/ETM)	485	570,219
5.50%, 7/01/23	3,455	3,828,796
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (d)	1,030	819,952
Sports & Exhibition Authority of Pittsburgh and Allegheny County
AGM
5.00%, 2/01/31	6,925	7,552,128
State Public School Building Authority
(School District of Philadelphia State Lease)
5.00%, 4/01/30-4/01/31	6,500	6,989,905
Township of Lower Paxton PA
5.00%, 4/01/31	1,685	1,911,178

		32,618,499

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority
(Puerto Rico Housing Finance Authority Cap Fd Prog)
5.125%, 12/01/27	1,065	1,079,953

Rhode Island - 0.4%
Rhode Island Economic Development Corp.
(Providence Place Group LP)
RADIAN Series 00
6.125%, 7/01/20	3,665	3,665,586

South Carolina - 0.9%
Dorchester County School District No 2
(Dorchester County School District No 2 Lease)
Series 06
5.00%, 12/01/30	1,500	1,624,365
AGC
5.00%, 12/01/29	400	434,124
Newberry Investing IN Children’s Education
(County of Newberry SC Lease)
AGC Series 05
5.00%, 12/01/27	6,225	6,513,218

		8,571,707

Tennessee - 0.2%
Sullivan County Health Educational & Housing Facilities Board
(Wellmont Health System)
Series 2006C
5.00%, 9/01/22	1,990	2,120,603

	Principal Amount (000)	U.S. $ Value
5.25%, 9/01/26	$275	$292,240

		2,412,843

Texas - 8.3%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28	1,290	1,408,164
Bexar County Health Facilities Development Corp.
(Army Retirement Residence Obligated Group)
5.00%, 7/01/27	415	426,375
Camino Real Regional Mobility Authority
5.00%, 2/15/21	2,315	2,320,811
City of El Paso TX Water & Sewer Revenue
5.00%, 3/01/30	1,000	1,158,100
City Public Service Board of San Antonio TX
5.00%, 2/01/15 (Pre-refunded/ETM)	65	66,524
Series 08
5.00%, 2/01/26	6,830	7,634,642
Series 2009A
5.25%, 2/01/24	3,260	3,804,224
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	14,972,897
El Paso County Hospital District
NATL Series 2008A
5.00%, 8/15/23	5,000	5,671,000
Harrison County Health Facilities Development Corp.
(Good Shepherd Hospital Obligated Group)
5.25%, 7/01/28	2,435	2,489,398
North Texas Health Facilities Development Corp.
(United Regional Health Care System, Inc.)
AGM Series 07
5.00%, 9/01/24	1,000	1,071,020
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/30	7,500	8,454,375
Tarrant County Cultural Education Facilities Finance Corp.
(Buckingham Senior Living Community, Inc.)
5.50%, 11/15/22	2,210	2,292,168
Tarrant County Cultural Education Facilities Finance Corp.
(MRC Crestview)
8.125%, 11/15/44	2,150	2,516,790
Tarrant County Cultural Education Facilities Finance Corp.
(Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	1,765,660
Texas Private Activity Bond Surface Transportation Corp.
(LBJ Infrastructure Group LLC)
7.00%, 6/30/40	9,040	10,788,155
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
6.875%, 12/31/39	2,280	2,673,049

	Principal Amount (000)	U.S. $ Value
Tyler Health Facilities Development Corp.
(Mother Frances Hospital Regional Health Care Center)
5.25%, 7/01/26	$1,750	$1,833,352
Wichita Falls Independent School District
Series 2007
5.00%, 2/01/27	6,000	6,545,040

		77,891,744

Utah - 0.1%
Timber Lakes Water Special Service District
8.125%, 6/15/31	800	870,024

Virginia - 0.0%
Bell Creek Community Development Authority
Series 2003A
6.75%, 3/01/22	107	107,097

Washington - 5.8%
Clark County Public Utility District No 1
5.00%, 1/01/23	12,635	14,277,171
Energy Northwest
5.00%, 7/01/16 (Pre-refunded/ETM)	3,460	3,765,276
Energy Northwest
(Bonneville Power Administration)
5.00%, 7/01/24	595	642,279
AMBAC Series 2006A
5.00%, 7/01/21	11,470	12,329,218
FYI Properties
(FYI Properties WA State Lease)
5.25%, 6/01/26	4,000	4,531,640
Series 2009
5.00%, 6/01/27	615	688,572
King County School District No 414 Lake Washington
NATL
5.00%, 12/01/24	4,500	4,915,350
Washington St GO
5.00%, 7/01/24 (g)	9,000	10,496,700
Washington State Housing Finance Commission
(Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,361,115

		55,007,321

West Virginia - 0.6%
West Virginia Economic Development Authority
(West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,559,200

Wisconsin - 1.1%
Oneida Tribe of Indians of Wisconsin
(Oneida Tribe of Indians of Wisconsin Sales Tax)
6.50%, 2/01/31 (a)	2,465	2,679,554
Wisconsin Health & Educational Facilities Authority
(Ministry Health Care, Inc.)
Series 2012C

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/32	$2,300	$2,481,148
Wisconsin Health & Educational Facilities Authority
(Wheaton Franciscan Services, Inc.)
5.25%, 8/15/20	5,000	5,333,700

		10,494,402

Total Municipal Obligations (cost $866,671,087)		917,815,958

	Shares
SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.08% (h) (cost $32,033,866)	32,033,866	32,033,866

Total Investments - 101.0% (cost $898,704,953) (i)		949,849,824
Other assets less liabilities - (1.0)%		(9,343,623)

Net Assets - 100.0%		$940,506,201

INTEREST RATE SWAPS

			Rate Type
			Payments		Payments
	Notional		made		received	Unrealized
	Amount	Termination	by the		by the	Appreciation/
Swap Counterparty	(000)	Date	Fund		Fund	(Depreciation)
Merrill Lynch Capital
Services, Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$517,545

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $20,883,193 or 2.2% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,912,317 and gross unrealized depreciation of investments was $(5,767,446), resulting in net unrealized appreciation of $51,144,871.

As of July 31, 2014, the Fund held 21.7% of net assets in insured bonds (of this amount 0.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
CIFG	-	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - National Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$857,869,600		$59,946,358		$917,815,958
Short-Term Investments		32,033,866		– 0	–	– 0	–	32,033,866

Total Investments in Securities		32,033,866		857,869,600		59,946,358		949,849,824
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	517,545		– 0	–	517,545
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$32,033,866		$858,387,145		$59,946,358		$950,367,369

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal
	Bonds		Total
Balance as of 10/31/13	$67,036,919		$67,036,919
Accrued discounts/(premiums)	70,042		70,042
Realized gain (loss)	(7,100,224)		(7,100,224)
Change in unrealized appreciation/depreciation	3,084,631		3,084,631
Purchases	5,465,080		5,465,080
Sales	(8,610,090)		(8,610,090)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$59,946,358		$59,946,358

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$842,717		$842,717

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/Weighted Average
Long-Term Municipal Bonds	$57,885,558	Third Party Vendor	Lack of External Credit Rating	$0.00 - $117.57/ $98.72
	$2,060,800	Terms of Recovery Value	Recovery Rate*	95.7%/N/A

*	Significant increases (decreases) in the recovery rate would increase (decrease) the fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 104.5%
Long-Term Municipal Bonds - 103.1%
Alabama - 3.2%
County of Jefferson AL
(County of Jefferson AL Sch Warrants)
Series 2004A
4.75%, 1/01/25	$530	$513,898
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	43,065	46,981,331
Cullman County Health Care Authority
(Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,084,770
7.00%, 2/01/36	3,130	3,384,125
Selma Industrial Development Board
(International Paper Co.)
Series 2010A
5.80%, 5/01/34	800	891,352

		52,855,476

Alaska - 0.3%
City of Koyukuk AK
(Tanana Chiefs Conference)
7.75%, 10/01/41	4,550	4,986,618

Arizona - 2.8%
Arizona Health Facilities Authority
(Beatitudes Campus/The)
5.10%, 10/01/22	3,300	3,293,235
5.20%, 10/01/37	6,855	6,276,986
Downtown Phoenix Hotel Corp.
(Downtown Phoenix Hotel Corp. Hotel Occupancy Tax)
FGIC Series 2005A
5.00%, 7/01/40	6,930	6,931,525
Industrial Development Authority of the City of Phoenix/The
(Great Hearts Academies)
6.30%, 7/01/42	1,000	1,020,080
Mohave County Industrial Development Authority
(Mohave Prison LLC)
8.00%, 5/01/25	4,900	5,692,134
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,400	2,747,064
Salt Verde Financial Corp.
(Citibank NA)
Series 2007
5.00%, 12/01/37	16,830	18,369,945
Tempe Industrial Development Authority
(Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	3,000	3,132,000

		47,462,969

	Principal Amount (000)	U.S. $ Value
California - 13.7%
Abag Finance Authority for Nonprofit Corps.
(Episcopal Senior Communities)
6.125%, 7/01/41	$2,400	$2,654,664
California Municipal Finance Authority
(Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,135	3,664,063
California Municipal Finance Authority
(Goodwill Sacramento Valley & Northern Nevada)
Series 2012A
6.625%, 1/01/32	1,000	1,076,420
6.875%, 1/01/42	3,500	3,758,475
California Municipal Finance Authority
(Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	1,675	1,687,998
California Municipal Finance Authority
(Rocketship Education)
7.00%, 6/01/34	3,800	3,980,842
7.25%, 6/01/43	6,565	6,873,818
California Municipal Finance Authority
(Rocketship Seven-Alma Academy)
6.25%, 6/01/43	3,340	3,380,781
California Municipal Finance Authority
(UTS Bioenergy LLC)
7.50%, 12/01/32	3,795	3,976,856
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
5.00%, 11/21/45 (a)	31,975	32,791,961
California School Finance Authority
(Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	2,888,532
California School Finance Authority
(Partnerships Uplift Cmnty Valley Proj)
6.40%, 8/01/34	1,000	1,122,420
6.75%, 8/01/44	6,180	6,999,159
California School Finance Authority
(TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9,170	9,795,302
California Statewide Communities Development Authority
(Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,245,140
California Statewide Communities Development Authority
(Eskaton Properties, Inc. Obligated Group)
5.25%, 11/15/34	3,470	3,611,437
California Statewide Communities Development Authority
(Front Porch Communities & Services)
5.125%, 4/01/37 (a)	3,300	3,336,300
California Statewide Communities Development Authority
(Rocketship Four-Mosaic Elementary)
Series 2011A

	Principal Amount (000)	U.S. $ Value
8.50%, 12/01/41	$4,000	$4,559,840
California Statewide Communities Development Authority
(Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,621,576
California Statewide Communities Development Authority
(Terraces at San Joaquin Gardens/The)
5.625%, 10/01/32	1,000	1,042,730
6.00%, 10/01/47	1,000	1,043,770
City of San Buenaventura CA
(Community Memorial Health System)
7.50%, 12/01/41	4,500	5,179,320
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	6,245	6,365,404
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	16,565	12,144,795
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (b)	9,000	10,314,000
Los Angeles Regional Airports Improvement Corp.
(American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	4,465	4,551,576
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (b)	1,000	1,186,900
Norco Community Redevelopment Agency
Successor Agency
(Norco Redevelopment Agency Project No 1)
Series 2010
6.00%, 3/01/36	450	523,877
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,651,485
Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,342,680
Southern CA Pub Pwr Auth
(Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (b)	9,960	11,707,781
Southern California Logistics Airport Authority
XLCA
5.00%, 12/01/36	3,600	2,822,976
State of California
5.00%, 11/01/43	24,840	27,346,108
Tobacco Securitization Authority of Southern California
(San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	12,700	9,902,444
Univ of California CA Revenues
5.00%, 5/15/33 (b)	9,000	10,223,460
University of California
Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/32 (b)	$10,000	$11,408,600
West Contra Costa Healthcare District
6.25%, 7/01/42	5,900	6,584,577

		228,368,067

Colorado - 1.6%
Colorado Health Facilities Authority
(Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,320,491
Colorado Health Facilities Authority
(Evangelical Lutheran Good Samaritan Obligated Group)
5.00%, 12/01/42	2,690	2,790,256
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	657,318
Fitzsimons Village Metropolitan District No 1
Series 2010A
7.50%, 3/01/40	1,470	1,537,693
Park Creek Metropolitan District
5.50%, 12/01/37	2,300	2,354,901
Series 05
5.50%, 12/01/30	1,500	1,542,255
Plaza Metropolitan District No 1
5.00%, 12/01/40	1,000	1,010,100
Regional Transportation District
(Denver Transit Partners LLC)
6.00%, 1/15/41	5,810	6,403,085
Tallyns Reach Metropolitan District No 3
5.125%, 11/01/38	1,035	1,041,407
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	2,550	2,689,816

		26,347,322

Connecticut - 0.5%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (b)	7,850	8,976,711

Delaware - 0.0%
Delaware State Economic Development Authority
(Newark Charter School, Inc.)
5.00%, 9/01/42	575	590,289

District of Columbia - 1.6%
District of Columbia
(American Society of Hematology, Inc./The)
5.00%, 7/01/36	3,000	3,166,110
District of Columbia
(Center for Strategic International Studies, Inc.)
6.625%, 3/01/41	1,850	1,990,822
District of Columbia
(Friendship Public Charter School, Inc.)
5.00%, 6/01/42	2,660	2,666,996
District of Columbia
(Howard University)

	Principal Amount (000)	U.S. $ Value
Series 2011A
6.25%, 10/01/32	$4,205	$4,646,777
District of Columbia
(KIPP DC)
6.00%, 7/01/48	2,900	3,254,583
District of Columbia Pers Income Tax
5.00%, 12/01/29 (b)	10,000	11,439,900

		27,165,188

Florida - 4.9%
Alachua County Health Facilities Authority
(Bonita Springs Retirement Village, Inc.)
8.125%, 11/15/46	5,000	5,754,550
Alachua County Health Facilities Authority
(East Ridge Retirement Village, Inc.)
6.25%, 11/15/44	3,150	3,308,540
Alachua County Health Facilities Authority
(Oak Hammock at the University of Florida)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	4,778,604
Capital Trust Agency, Inc.
(Million Air One LLC)
7.75%, 1/01/41	9,080	9,617,536
City of Lakeland FL
(Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,540,050
Collier County Industrial Development Authority
(Arlington of Naples/The)
Series 2014A
8.125%, 5/15/44 (a)	7,900	8,526,154
Martin County Health Facilities Authority
(Martin Memorial Medical Center)
5.50%, 11/15/32-11/15/42	9,050	9,682,977
Martin County Industrial Development Authority
(Indiantown Cogeneration LP)
4.20%, 12/15/25	6,710	6,730,465
Miami Beach Health Facilities Authority
(Mount Sinai Medical Center of Florida, Inc.)
5.00%, 11/15/29	4,365	4,638,118
6.75%, 11/15/21	2,520	2,560,673
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40	4,000	4,793,480
Palm Beach County Health Facilities Authority
(Sinai Residences of Boca Raton Project)
7.50%, 6/01/49	800	888,800
Palm Beach County Health Facilities Authority
(Waterford Retirement Communities)
5.875%, 11/15/37	4,250	4,425,907
St Johns County Industrial Development Authority
(Presbyterian Retirement Communities, Inc. Obligated Group)
Series 2010A
5.875%, 8/01/40	4,000	4,277,240
Town of Davie FL
(Nova Southeastern University, Inc.)
Series 2013A

	Principal Amount (000)	U.S. $ Value
6.00%, 4/01/42	$9,050	$10,434,197

		81,957,291

Georgia - 1.0%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
5.00%, 1/01/33	5,680	6,357,624
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29 (b)	10,220	11,196,419

		17,554,043

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	910	1,005,059
Territory of Guam
Series 2009A
7.00%, 11/15/39	1,000	1,091,670

		2,096,729

Idaho - 0.8%
Idaho Health Facilities Authority
(The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	7,850	8,107,401
Idaho Housing & Finance Association
(Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,535,680

		12,643,081

Illinois - 7.6%
Chicago O’Hare International Airport
(Chicago O’Hare International Airport Customer Facility Charge)
5.75%, 1/01/43	2,055	2,200,371
Chicago Transit Authority
(Chicago Transit Authority Sales Tax)
5.25%, 12/01/31-12/01/49	13,000	14,119,480
City of Chicago IL
(Asphalt Operating Services of Chicago LLC)
6.125%, 12/01/18	2,395	2,524,450
City of Chicago IL
(Goldblatts Supportive Living Project)
6.375%, 12/01/52 (c)	7,950	7,246,186
City of Chicago IL
(Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	1,059	1,082,231
Illinois Finance Authority
Series 2010B
6.00%, 5/01/20(Pre-refunded/ETM)	2,025	2,476,798
Illinois Finance Authority
(Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	6,400	6,879,744

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority
(Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	$3,950	$4,086,867
8.25%, 2/15/46	1,950	2,020,454
Illinois Finance Authority
(Illinois Institute of Technology)
5.00%, 4/01/19-4/01/36	7,675	7,616,495
Illinois Finance Authority
(Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,381,627
Illinois Finance Authority
(Lutheran Home & Services Obligated Group)
5.625%, 5/15/42	7,525	7,625,910
5.75%, 5/15/46	4,740	4,825,699
Illinois Finance Authority
(OSF Healthcare System)
Series 2010A
6.00%, 5/15/39	5,785	6,398,210
Illinois Finance Authority
(Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	5,110	3,385,017
8.25%, 5/15/45	6,385	4,229,169
Illinois Finance Authority
(Plymouth Place, Inc.)
6.00%, 5/15/43	7,500	7,338,375
Illinois Finance Authority
(Swedish Covenant Hospital)
Series 2010A
6.00%, 8/15/38	3,360	3,600,778
Illinois Finance Authority
(The Landing at Plymouth Place)
6.00%, 5/15/37	5,750	5,672,145
Illinois Finance Authority
(UNO Charter School Network, Inc.)
6.875%, 10/01/31	3,485	3,993,183
Series 2011A
7.125%, 10/01/41	2,500	2,872,775
State of Illinois
5.00%, 5/01/35-4/01/38	20,680	20,999,714
Village of Matteson IL
Zero Coupon, 12/01/29 (d)	5,000	4,330,700

		126,906,378

Indiana - 2.1%
Indiana Finance Authority
(Bethany Circle of King’s Daughters’ of Madison
Indiana Inc/The)
5.50%, 8/15/40-8/15/45	8,010	8,293,999
Indiana Finance Authority
(I-69 Development Partners LLC)
5.25%, 9/01/40	5,000	5,271,850
Indiana Finance Authority
(Marquette Manor LLC/WI)
4.75%, 3/01/32	5,535	5,622,785

	Principal Amount (000)	U.S. $ Value
Indiana Finance Authority
(WVB East End Partners LLC)
5.00%, 7/01/44-7/01/48	$16,000	$16,489,230

		35,677,864

Iowa - 0.2%
Iowa Finance Authority
(Alcoa, Inc.)
4.75%, 8/01/42	3,100	3,065,900
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,100	908,006

		3,973,906

Kansas - 0.2%
Wyandotte County-Kansas City Unified Government
Series 2010B
Zero Coupon, 6/01/21	4,925	3,425,288

Kentucky - 2.0%
Kentucky Economic Development Finance Authority
(Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	3,250	3,580,850
Kentucky Economic Development Finance Authority
(Masonic Homes of Kentucky, Inc. Obligated Group)
5.375%, 11/15/42	7,765	7,702,958
5.50%, 11/15/45	2,350	2,354,418
Kentucky Economic Development Finance Authority
(Owensboro Medical Health System, Inc.)
6.50%, 3/01/45	3,725	4,181,573
Series 2010A
6.00%, 6/01/30	11,110	12,511,082
6.375%, 6/01/40	2,900	3,249,595

		33,580,476

Louisiana - 2.9%
Jefferson Parish Hospital Service District No 2
6.375%, 7/01/41	4,360	4,706,184
Louisiana Gas and Fuels Tax
5.00%, 5/01/26 (Pre-refunded/ETM) (b)	10,000	10,820,000
Louisiana Local Government Environmental Facilities & Community Development Auth
(Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,347,108
5.875%, 10/01/40	4,200	4,760,280
6.00%, 10/01/44	1,740	1,984,087
Louisiana Public Facilities Authority
(Louisiana Pellets, Inc.)
10.50%, 7/01/39	7,250	7,547,323
Series 2014A

	Principal Amount (000)	U.S. $ Value
8.375%, 7/01/39 (e)	$17,000	$17,000,000

		48,164,982

Maine - 0.5%
Maine Health & Higher Educational Facilities Authority
(MaineGeneral Health Obligated Group State Lease)
6.75%, 7/01/36-7/01/41	8,440	9,217,267

Maryland - 0.1%
County of Anne Arundel MD
(National Business Park North)
6.10%, 7/01/40	1,000	1,064,570

Massachusetts - 1.4%
Massachusetts Development Finance Agency
(Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,083,800
Massachusetts Development Finance Agency
(North Hill Communities, Inc. Obligated Group)
Series 2013A
6.25%, 11/15/33	2,000	2,134,620
6.50%, 11/15/43	3,750	4,022,100
Massachusetts School Building Authority
Series 2012B
5.00%, 8/15/30 (b)	10,000	11,564,000

		22,804,520

Michigan - 3.9%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.25%, 7/01/39	8,600	8,610,578
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,425	1,358,125
5.25%, 7/01/27	5,000	5,014,100
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,288,669
Michigan Finance Authority
(Public Lighting Authority)
5.00%, 7/01/39	11,000	11,223,520
Michigan State Hospital Finance Authority
(Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/46	1,000	1,008,020
Michigan State Hospital Finance Authority
(Presbyterian Villages of Michigan Obligated Group)
5.50%, 11/15/35	1,750	1,669,693
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
8.50%, 12/01/30 (a)	11,225	11,315,922
Michigan Strategic Fund
(Evangelical Homes of Michigan Obligated Group)

	Principal Amount (000)	U.S. $ Value
5.50%, 6/01/47	$1,750	$1,765,347
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	18,435,216

		64,689,190

Minnesota - 0.2%
City of St Louis Park MN
(Park Nicollet Health Services Obligated Group)
Series 2009
5.75%, 7/01/39	3,000	3,294,630

Missouri - 0.2%
Health & Educational Facilities Authority of the State of Missouri
(Lutheran Senior Services Obligated Group)
5.50%, 2/01/42	1,520	1,634,456
6.00%, 2/01/41	1,750	1,984,623

		3,619,079

Nebraska - 1.2%
Central Plains Energy Project
(Goldman Sachs Group, Inc./The)
5.00%, 9/01/32-9/01/42	17,050	18,072,628
5.25%, 9/01/37	1,500	1,613,220

		19,685,848

Nevada - 0.3%
City of Reno NV
(Renown Regional Medical Center, Inc.)
Series 2007A
5.25%, 6/01/41	4,730	4,865,656

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act
(Southern New Hampshire University)
5.00%, 1/01/42	4,585	4,693,023

New Jersey - 5.4%
Burlington County Bridge Commission
(Evergreens/The)
5.625%, 1/01/38	3,790	3,820,661
Gloucester County Pollution Control Financing Authority
(Logan Cogen Proj)
5.00%, 12/01/24	3,000	3,286,080
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
5.125%, 1/01/34	9,780	10,398,389
New Jersey Economic Development Authority
(UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,658,161
New Jersey Economic Development Authority
(United Airlines, Inc.)
5.25%, 9/15/29	4,140	4,327,915
5.625%, 11/15/30	13,925	14,857,000
Series 1999

	Principal Amount (000)	U.S. $ Value
4.875%, 9/15/19	$1,765	$1,803,724
New Jersey Health Care Facilities Financing Authority
(Holy Name Medical Center, Inc.)
5.00%, 7/01/25	5,240	5,621,210
New Jersey Health Care Facilities Financing Authority
(St Joseph’s Healthcare System Obligated Group)
6.625%, 7/01/38	1,500	1,627,440
New Jersey Health Care Facilities Financing Authority
(Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,065,640
New Jersey State Turnpike Authority
Series 2012A
5.00%, 1/01/33	4,745	5,205,645
Series 2012B
5.00%, 1/01/30	9,360	10,490,220
Tobacco Settlement Financing Corp/NJ
Series 2007-1A
5.00%, 6/01/41	27,040	19,988,779

		91,150,864

New Mexico - 0.9%
New Mexico Hospital Equipment Loan Council
(Gerald Champion Regional Medical Center)
5.50%, 7/01/42	8,155	7,124,453
New Mexico Hospital Equipment Loan Council
(Presbyterian Healthcare Services Obligated Group)
5.00%, 8/01/42	7,000	7,514,220

		14,638,673

New York - 9.4%
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,081,023
5.625%, 6/15/34	1,235	1,298,504
Metropolitan Transportation Authority
Series 2013C
5.00%, 11/15/31	5,000	5,586,400
Series 2014A
5.00%, 11/15/32	4,425	4,924,494
Metropolitan Trnsp Auth NY
(Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (b)	10,740	12,030,196
Nassau County Industrial Development Agency
(Amsterdam House Continuing Care Retirement Community, Inc.)
10.00%, 1/01/28 (c)(f)(g)	1,625	1,170,000
Series 2007A
5.875%, 1/01/18 (c)(f)	1,495	1,076,400
6.50%, 1/01/27 (c)(f)	1,865	1,342,800
6.70%, 1/01/43 (c)(f)	2,190	1,576,800

	Principal Amount (000)	U.S. $ Value
Nassau County Local Economic Assistance Corp.
(Winthrop University Hospital)
5.00%, 7/01/37	$3,380	$3,576,479
New York City Industrial Development Agency
(American Airlines, Inc.)
7.75%, 8/01/31	2,000	2,208,940
8.00%, 8/01/28	5,550	6,162,165
Series 2005
7.50%, 8/01/16	415	434,713
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (b)	18,640	21,339,257
New York City Water & Sewer System
Series 2013D
5.00%, 6/15/34 (b)	10,000	11,166,200
Series 2013E
5.00%, 6/15/47	6,400	6,977,984
New York Liberty Development Corp.
(7 World Trade Center II LLC)
5.00%, 3/15/44	1,900	1,964,277
New York NY
5.00%, 10/01/28 (b)	9,500	10,924,430
New York NY GO
5.125%, 12/01/27 (b)	7,340	8,242,159
New York NY Transitional Fin Auth
5.00%, 2/01/26 (b)	10,000	11,560,200
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
Series 2014J
5.00%, 1/01/33	7,050	7,819,507
Orange County Funding Corp.
(The Hamlet at Wallkill)
6.50%, 1/01/46	6,375	6,151,620
Port Authority of New York & New Jersey
5.00%, 10/01/33	5,000	5,461,050
Port Authority of New York & New Jersey
(Delta Air Lines, Inc.)
6.00%, 12/01/42	2,285	2,610,521
Suffolk County Industrial Development Agency
(New York Institute of Technology)
5.00%, 3/01/26	50	50,834
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28 (b)	7,425	8,582,557
Triborough NY Bridge Tunnel A
5.00%, 11/15/29 (b)	3,750	4,310,813
Ulster County Industrial Development Agency
(Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	1,250	1,162,888
6.00%, 9/15/27-9/15/37	6,630	5,601,534

		156,394,745

North Carolina - 0.8%
North Carolina Medical Care Commission
(Duke University Health System, Inc.)
Series 2012A
5.00%, 6/01/42	6,220	6,777,747

	Principal Amount (000)	U.S. $ Value
North Carolina Medical Care Commission
(Pennybyrn at Maryfield)
Series 2005A
6.125%, 10/01/35	$6,350	$6,386,259

		13,164,006

North Dakota - 0.3%
County of Burleigh ND
(St Alexius Medical Center Obligated Group)
Series 2014A
5.00%, 7/01/35	4,120	4,295,553

Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	35,560	27,661,413
City of Cleveland OH Airport System Revenue
Series 2012A
5.00%, 1/01/30	3,000	3,220,350
County of Erie OH
(Firelands Regional Medical Center)
5.25%, 8/15/46	2,710	2,744,742
Series 2006A
5.00%, 8/15/36	1,290	1,303,842
County of Franklin OH
(First Community Village Obligated Group)
5.625%, 7/01/47	11,835	10,449,595
County of Gallia OH
(Holzer Health System Obligated Group)
Series 2012A
8.00%, 7/01/42	5,000	5,454,250
County of Hamilton OH
(Life Enriching Communities Obligated Group)
5.00%, 1/01/42	1,000	1,017,120
County of Muskingum OH
(Genesis Health System Obligated Group)
5.00%, 2/15/44-2/15/48	15,760	15,294,601
Pinnacle Community Infrastructure Financing Authority
Series 2004A
6.00%, 12/01/22	1,080	1,086,145
6.25%, 12/01/36	3,500	3,509,730

		71,741,788

Oklahoma - 0.7%
Oklahoma Development Finance Authority
(Inverness Village)
5.75%, 1/01/27	2,930	3,031,495
Tulsa Airports Improvement Trust
(American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	8,700	8,981,532

		12,013,027

Oregon - 1.2%
Oregon St Dept of Transprtn HI
5.00%, 11/15/29-11/15/30 (b)	10,000	11,710,450

	Principal Amount (000)	U.S. $ Value
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (b)	$7,310	$8,698,096

		20,408,546

Pennsylvania - 2.4%
Allegheny County Higher Education Building Authority
(Chatham University)
Series 2012A
5.00%, 9/01/35	1,700	1,759,279
Allegheny County Industrial Development Authority
(United States Steel Corp.)
6.75%, 11/01/24	2,875	3,194,901
Cumberland County Municipal Authority
(Asbury Pennsylvania Obligated Group)
5.25%, 1/01/32-1/01/41	3,720	3,744,095
6.125%, 1/01/45	4,170	4,448,473
Montgomery County Industrial Development Authority/PA
(Philadelphia Presbytery Homes, Inc.)
6.50%, 12/01/25	4,000	4,620,800
Norristown Area School District COP
5.00%, 4/01/32	3,900	4,040,205
Northeastern Pennsylvania Hospital & Education Authority
(Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,242,305
Pennsylvania Economic Development Financing Authority
(National Railroad Passenger Corp/The)
Series 2012A
5.00%, 11/01/41	3,620	3,799,118
Pennsylvania St
5.00%, 11/15/29 (b)	10,000	11,502,900

		39,352,076

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
(AES Puerto Rico LP)
6.625%, 6/01/26	1,685	1,402,476
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
(Sistema Universitario Ana G Mendez Incorporado)
5.375%, 4/01/42	1,665	1,365,500

		2,767,976

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp.
(Tockwotton Home)
8.375%, 1/01/46	8,500	9,661,355

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.6%
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32 (b)	$10,000	$10,625,700

Tennessee - 0.9%
Chattanooga Health Educational & Housing
Facility Board
(Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,275,345
Johnson City Health & Educational Facilities Board
(Mountain States Health Alliance Obligated Group)
5.00%, 8/15/42	2,455	2,570,581
Shelby County Health Educational & Housing Facilities Board
(Village at Germantown Inc/The)
5.00%, 12/01/32	2,200	2,199,846
5.25%, 12/01/42	4,100	4,040,222
5.375%, 12/01/47	1,700	1,693,319

		15,779,313

Texas - 8.1%
Austin Convention Enterprises, Inc.
Series 2006B
6.00%, 1/01/20 (a)	1,195	1,284,195
Central Texas Regional Mobility Authority
6.00%, 1/01/41	5,600	6,304,592
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
5.00%, 7/01/29	12,845	12,964,330
Clifton Higher Education Finance Corp.
(IDEA Public Schools)
5.00%, 8/15/32-8/15/42	6,470	6,795,590
5.75%, 8/15/41	1,000	1,085,870
6.00%, 8/15/43	1,000	1,134,880
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,611,630
Decatur Hospital Authority
(Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,370,497
Harrison County Health Facilities Development Corp.
(Good Shepherd Hospital Obligated Group)
5.25%, 7/01/28	1,565	1,599,962
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (b)	9,600	10,954,272
North Texas Education Finance Corp.
(Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,189,620
Red River Health Facilities Development Corp.
(MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	2,000	2,065,400

	Principal Amount (000)	U.S. $ Value
Red River Health Facilities Development Corp.
(Wichita Falls Retirement Foundation)
5.125%, 1/01/41	$4,360	$4,104,548
Sanger Industrial Development Corp.
(Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	12,800	13,911,808
Tarrant County Cultural Education Facilities Finance Corp.
(Buckingham Senior Living Community, Inc.)
5.25%, 11/15/16	750	771,652
5.50%, 11/15/22	4,000	4,148,720
Tarrant County Cultural Education Facilities Finance Corp.
(MRC Crestview)
8.125%, 11/15/44	5,000	5,853,000
Tarrant County Cultural Education Facilities Finance Corp.
(Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	1,765,660
Texas Municipal Gas Acquisition & Supply Corp. I
(Merrill Lynch & Co., Inc.)
Series 2008D
6.25%, 12/15/26	4,000	4,848,920
Texas Private Activity Bond Surface Transportation Corp.
(LBJ Infrastructure Group LLC)
7.00%, 6/30/40	7,810	9,320,298
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
6.875%, 12/31/39	6,450	7,561,915
Travis County Cultural Education Facilities Finance Corp.
(Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	521,645
5.25%, 8/15/42	2,375	2,381,864
Travis County Health Facilities Development Corp.
(Longhorn Village)
7.125%, 1/01/46	860	927,321
Series 2012A
7.00%, 1/01/32	8,155	8,876,147
Tyler Health Facilities Development Corp.
(East Texas Medical Center Regional Healthcare System)
5.375%, 11/01/37	1,500	1,515,165
Viridian Municipal Management District
9.00%, 12/01/37	3,000	3,449,340

		136,318,841

Utah - 0.8%
Timber Lakes Water Special Service District
8.125%, 6/15/31	3,800	4,132,614
Utah State Charter School Finance Authority
8.25%, 7/15/18 (Pre-refunded/ETM)	2,000	2,596,960
Utah State Charter School Finance Authority
(Early Light Academy, Inc.)
8.50%, 7/15/46	2,000	2,251,540

	Principal Amount (000)	U.S. $ Value
Utah State Charter School Finance Authority
(North Star Academy)
Series 2010A
7.00%, 7/15/45	$1,840	$2,044,111
Utah State Charter School Finance Authority
(Vista at Entrada School of Performing Arts and Technology)
6.30%, 7/15/32	850	902,802
6.55%, 7/15/42	1,890	2,003,797

		13,931,824

Vermont - 0.2%
Vermont Economic Development Authority
(Wake Robin Corp.)
5.40%, 5/01/33	3,100	3,123,126

Virginia - 5.6%
Chesterfield County Economic Development Authority
(Brandermill Woods)
5.125%, 1/01/43	1,970	1,972,916
City of Chesapeake VA Chesapeake Expressway
Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	4,718,082
Fairfax County Economic Development Authority
(Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,550,432
Hanover County Economic Development Authority
(Covenant Woods)
Series 2012A
5.00%, 7/01/42-7/01/47	5,970	5,710,106
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	2,915	3,292,609
Tobacco Settlement Financing Corp/VA
Series 2007B1
5.00%, 6/01/47	40,835	27,018,886
Virginia College Bldg Auth
Virginia Lease 21st Century College Prog
5.00%, 2/01/28 (b)	9,200	10,697,116
Virginia Commonwealth Transp Brd Tr
5.00%, 5/15/26 (b)	8,275	9,557,128
Virginia Small Business Financing Authority
(Elizabeth River Crossings OpCo LLC)
5.25%, 1/01/32	6,240	6,650,717
5.50%, 1/01/42	17,045	18,051,337

		94,219,329

Washington - 6.0%
Seattle WA Mun Light & Pwr
5.00%, 2/01/26 (b)	7,500	8,501,325
Washington Health Care Facilities Authority
(Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,654,232

	Principal Amount (000)	U.S. $ Value
Washington Health Care Facilities Authority
(Kadlec Regional Medical Center)
5.00%, 12/01/42	$9,390	$9,774,614
Washington Health Care Facilities Authority
(Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	4,000	4,317,880
Washington Health Care Facilities Authority
(Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	11,850	12,812,694
Washington Higher Education Facilities Authority
(Whitworth University)
5.25%, 10/01/46	3,250	3,453,743
Washington St GO
5.00%, 7/01/24-7/01/25 (b)	15,000	17,434,100
Washington State Housing Finance Commission
(Mirabella)
6.75%, 10/01/47	18,350	19,237,590
Washington State Housing Finance Commission
(Riverview Retirement Community)
5.00%, 1/01/48	5,315	5,090,335
Washington State Housing Finance Commission
(Rockwood Retirement Communities)
7.375%, 1/01/44 (a)	4,185	4,500,256
Washington State Housing Finance Commission
(Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	12,500	11,828,516

		100,605,285

West Virginia - 0.5%
West Virginia Hospital Finance Authority
(West Virginia United Health System, Inc.)
5.50%, 6/01/44	7,050	7,901,570

Wisconsin - 0.6%
Oneida Tribe of Indians of Wisconsin
(Oneida Tribe of Indians of Wisconsin Sales Tax)
6.50%, 2/01/31 (a)	435	472,862
Public Finance Authority
(Rose Villa)
Series 2014A
5.75%, 11/15/44	1,100	1,100,737
6.00%, 11/15/49	1,500	1,518,195
University of Wisconsin Hospitals & Clinics Authority
Series 2013A
5.00%, 4/01/38	6,485	7,009,377

		10,101,171

Total Long-Term Municipal Bonds (cost $1,654,422,341)		1,724,861,229

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 1.4%
Mississippi - 0.6%
Mississippi Business Finance Corp.
(Chevron USA, Inc.)
Series 2009E
0.05%, 12/01/30 (h)	$10,200	$10,200,000

Wyoming - 0.8%
County of Lincoln WY
(Exxon Mobil Corp.)
0.04%, 8/01/15 (h)	13,200	13,200,000

Total Short-Term Municipal Notes (cost $23,400,000)		23,400,000

Total Municipal Obligations (cost $1,677,822,341)		1,748,261,229

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.2%
Swaptions - 0.2%
IRS Swaption, Citibank, NA
Expiration: Aug 2015, Pay 3.415%
Receive 3-Month LIBOR (i)	30,000	1,854,349
IRS Swaption, Citibank, NA
Expiration: Aug 2015, Pay 3.00%
Receive 3-Month LIBOR (i)	60,000	1,957,844

Total Options Purchased (premiums paid $3,283,500)		3,812,193

	Shares
SHORT-TERM INVESTMENTS - 5.3%
Investment Companies - 5.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (j) (cost $88,313,807)	88,313,807	88,313,807

Total Investments - 110.0% (cost $1,769,419,648) (k)		1,840,387,229
Other assets less liabilities - (10.0)%		(167,965,514)

Net Assets - 100.0%		$1,672,421,715

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	25,000	6/10/25	3.127%	3 Month LIBOR	$(224,062)
Morgan Stanley & Co., LLC/(CME Group)	15,000	6/20/25	3.027%	3 Month LIBOR	(46,019)

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	10,000	6/10/45	3.575%	3 Month LIBOR	$(264,811)
Morgan Stanley & Co., LLC/(CME Group)	5,000	6/20/45	3.488%	3 Month LIBOR	(92,126)

					$(627,018)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$15,000	12/02/24	3.013%		SIFMA *	$(1,218,733)
JPMorgan Chase Bank, NA	8,500	7/09/25	SIFMA	*	3.167%	772,715
Morgan Stanley Capital Services LLC	2,500	3/17/22	SIFMA	*	3.073%	227,835
Morgan Stanley Capital Services LLC	3,000	6/11/22	SIFMA	*	2.965%	249,972

						$31,789

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $62,227,650 or 3.7% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	When-Issued or delayed delivery security.
(f)	Security is in default and is non-income producing.
(g)	Variable rate coupon, rate shown as of July 31, 2014.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	Non-income producing security.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,781,630 and gross unrealized depreciation of investments was $(13,814,049), resulting in net unrealized appreciation of $70,967,581.

As of July 31, 2014, the Fund held 2.3% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2			Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$	– 0	–	$4,986,618	$4,986,618
Arizona		– 0	–		34,760,748		12,702,221	47,462,969
California		– 0	–		176,189,133		52,178,934	228,368,067
Colorado		– 0	–		20,068,306		6,279,016	26,347,322
Florida		– 0	–		62,009,183		19,948,108	81,957,291
Idaho		– 0	–		4,535,680		8,107,401	12,643,081
Illinois		– 0	–		77,952,106		48,954,272	126,906,378
Kentucky		– 0	–		23,523,100		10,057,376	33,580,476
Louisiana		– 0	–		23,617,659		24,547,323	48,164,982
Maryland		– 0	–		– 0	–	1,064,570	1,064,570
Massachusetts		– 0	–		16,647,800		6,156,720	22,804,520
Michigan		– 0	–		53,373,268		11,315,922	64,689,190
New Jersey		– 0	–		87,330,203		3,820,661	91,150,864
New York		– 0	–		129,506,885		26,887,860	156,394,745
North Carolina		– 0	–		6,777,747		6,386,259	13,164,006
Ohio		– 0	–		51,242,068		20,499,720	71,741,788
Oklahoma		– 0	–		– 0	–	12,013,027	12,013,027

Pennsylvania	– 0	–	31,159,508		8,192,568		39,352,076
Rhode Island	– 0	–	– 0	–	9,661,355		9,661,355
Tennessee	– 0	–	7,845,926		7,933,387		15,779,313
Texas	– 0	–	94,549,793		41,769,048		136,318,841
Utah	– 0	–	4,950,710		8,981,114		13,931,824
Vermont	– 0	–	– 0	–	3,123,126		3,123,126
Virginia	– 0	–	76,693,266		17,526,063		94,219,329
Washington	– 0	–	65,038,923		35,566,362		100,605,285
Wisconsin	– 0	–	7,482,239		2,618,932		10,101,171
Other	– 0	–	258,329,015		– 0	–	258,329,015
Short-Term Municipal Notes	– 0	–	23,400,000		– 0	–	23,400,000
Options Purchased - Puts	– 0	–	3,812,193		– 0	–	3,812,193
Short-Term Investments	88,313,807		– 0	–	– 0	–	88,313,807

Total Investments in Securities	88,313,807		1,340,795,459		411,277,963		1,840,387,229
Other Financial Instruments*	– 0	–	– 0	–	– 0	–	– 0	–
Assets:
Interest Rate Swaps	– 0	–	1,250,522		– 0	–	1,250,522
Liabilities:
Centrally Cleared Interest Rate Swaps	– 0	–	(627,018)		– 0	–	(627,018)
Interest Rate Swaps	– 0	–	(1,218,733)		– 0	–	(1,218,733)

Total+	$88,313,807		$1,340,200,230		$411,277,963		$1,839,792,000

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$317,074,743		$317,074,743
Accrued discounts/(premiums)	70,041		70,041
Realized gain (loss)	387,826		387,826
Change in unrealized appreciation/depreciation	28,356,817		28,356,817
Purchases	85,045,336		85,045,336
Sales	(19,656,800)		(19,656,800)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$411,277,963		$411,277,963

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$28,050,194		$28,050,194

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$394,277,963	Lack of External Credit Rating	Evaluated Quotes	$66.24-$129.85/ $102.37
	$17,000,000	Qualitative Assessment	Transaction Price	$100.00/NA

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - California Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.9%
Long-Term Municipal Bonds - 100.9%
California - 99.2%
Acalanes Union High School District
AGM Series 2005B
5.25%, 8/01/24	$5,000	$5,227,350
Banning Utility Authority
NATL Series 05
5.25%, 11/01/30	8,405	8,942,752
Bay Area Toll Authority
Series 2009F-1
5.25%, 4/01/27	7,500	8,808,000
Series 2010S-2
5.00%, 10/01/30	2,350	2,610,897
Series 2013S
5.00%, 4/01/31-4/01/33	12,700	14,287,106
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	3,305	3,438,919
Butte-Glenn Community College District
NATL Series 2005B
5.00%, 8/01/25	3,620	3,741,342
California Econ Recovery
Series 2009A
5.25%, 7/01/21	5,725	6,784,297
California Educational Facilities Authority
(University of the Pacific)
5.00%, 11/01/20-11/01/21	1,990	2,049,427
5.25%, 5/01/34	790	796,225
Series 2012A
5.00%, 11/01/30	1,250	1,378,163
California Health Facilities Financing Authority
(Cottage Health System Obligated Group)
NATL Series 2003B
5.00%, 11/01/23	2,500	2,505,450
California Health Facilities Financing Authority
(Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,578,231
California Health Facilities Financing Authority
(St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,545,200
California Municipal Finance Authority
(UTS Bioenergy LLC)
7.50%, 12/01/32	2,745	2,876,540
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
5.00%, 7/01/37 (a)	11,550	11,758,708
California Pollution Control Financing Authority
(Tracy Material Recovery & Solid Waste Inc/CA)
ACA Series 1999A
5.70%, 8/01/14	820	820,000
California School Finance Authority
(Kipp LA)
Series 2014A
5.00%, 7/01/34	600	609,816

	Principal Amount (000)	U.S. $ Value
California State Public Works Board
(California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	$6,475	$7,017,929
XLCA Series 2005B
5.00%, 11/01/30	4,270	4,398,740
California Statewide Communities Development Authority
(Highland Creek Associates LP/CA)
Series 2001K
5.40%, 4/01/34	5,380	5,384,304
California Statewide Communities Development Authority
(KDF Santa Paula LP)
Series 1998D
5.43%, 5/01/28	1,735	1,736,024
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	4,926,960
City of Encinitas CA
(City of Encinitas CA CFD No 1)
5.00%, 9/01/26-9/01/29	2,800	3,058,464
City of Irvine CA
(City of Irvine CA Assessment Dist No 13-1)
5.00%, 9/02/27-9/02/29	1,760	1,905,532
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,749,000
City of Los Angeles Department of Airports
(Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,647,212
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	14,253,219
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	32,844,375
City of Palo Alto CA
(City of Palo Alto CA University Avenue AD)
5.00%, 9/02/25-9/02/30	3,290	3,695,139
City of Redding CA
NATL Series 92A
12.203%, 7/01/22 (Pre-refunded/ETM) (b)	970	1,371,260
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009B
5.00%, 11/01/27	4,705	5,421,289
City of San Jose CA Hotel Tax Revenue
6.125%, 5/01/31	5,000	5,833,750
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	1,989,190
Coachella Valley Unified School District/CA COP
AMBAC
5.00%, 9/01/23	2,500	2,529,325

	Principal Amount (000)	U.S. $ Value
County of Orange CA COP
AMBAC
6.00%, 6/01/21 (Pre-refunded/ETM)	$630	$729,383
County of San Bernardino CA
(County of San Bernardino CA CFD No 2002-1)
Series 02-1
5.90%, 9/01/33	4,750	4,752,850
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,748,714
Cupertino Union School District
Series 2014B
5.00%, 8/01/31-8/01/32	3,000	3,517,170
East Palo Alto Public Finance Authority
RADIAN Series 2005A
5.00%, 10/01/25	5,070	5,074,056
Fullerton Redevelopment Agency
(Marshall B Ketchum University)
RADIAN
5.00%, 4/01/21	3,250	3,503,467
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,876,287
Irvine Public Facilities & Infrastructure Authority
Series 2012A
4.00%, 9/02/22	1,350	1,363,244
4.25%, 9/02/24	1,525	1,547,311
Long Beach Bond Finance Authority
(Aquarium of the Pacific)
5.00%, 11/01/28-11/01/30	11,485	12,488,074
Los Angeles Department of Water & Power PWR
Series 2012B
5.00%, 7/01/43	5,000	5,484,950
AMBAC Series 2007A-2
5.00%, 7/01/24	5,250	5,833,852
Los Angeles Department of Water & Power WTR
Series 2012B
5.00%, 7/01/43	5,000	5,484,950
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (c)	8,000	9,495,200
Los Angeles Unified School District/CA COP
5.00%, 10/01/29	4,855	5,425,997
Series 2012B
5.00%, 10/01/28	4,365	4,904,907
Norco Community Redevelopment Agency
Successor Agency
(Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	1,580	1,832,547
6.00%, 3/01/36	1,125	1,309,691
AMBAC Series 05
5.00%, 3/01/26	1,900	1,926,752
RADIAN Series 04
5.00%, 3/01/24	1,860	1,870,007
Oakland Unified School District/Alameda County
NATL
5.00%, 8/01/22	8,975	9,424,109

	Principal Amount (000)	U.S. $ Value
Orange County Transportation Authority
5.00%, 8/15/29	$2,360	$2,653,348
Placentia-Yorba Linda Unified School District COP
NATL Series 06
5.00%, 10/01/27	4,200	4,383,540
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	24,855,402
Poway Unified School District
(Poway Unified School District CFD No 6)
5.00%, 9/01/26	975	1,058,480
Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,195,169
6.00%, 9/01/30	1,395	1,516,630
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32	9,165	10,690,789
Rocklin Unified School District Community Facilities District
NATL Series 04
5.00%, 9/01/25	1,000	1,001,030
Sacramento County Housing Authority
(Verandas A Senior Community)
Series 2000H
5.70%, 3/01/34	2,875	2,878,105
Sacramento Regional Transit District
5.00%, 3/01/36-3/01/42	4,250	4,509,253
San Diego County Water Authority
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	18,319,919
San Diego County Water Authority COP
AGM Series 2004A
5.00%, 5/01/27	365	376,074
San Diego Public Facilities Financing Authority
Series 2010A
5.25%, 3/01/25	15,000	16,745,850
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,607,233
San Francisco City & County Airports Comm-San Francisco International Airport
(San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,472,624
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,849,380
AGM Series 2000A
6.125%, 1/01/27	1,480	1,485,683
San Francisco City & County Redevelopment Agency
(Mission Bay South Public Imp)
5.00%, 8/01/29	1,310	1,419,320
San Joaquin County Transportation Authority
5.00%, 3/01/32	4,660	5,346,791
San Joaquin Hills Transportation Corridor Agency
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	18,467,800

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	$20,000	$17,899,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	20,508,500
NATL Series 1997A
Zero Coupon, 1/15/36	22,415	6,217,697
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	5,400	6,076,242
Southern California Public Power Authority
5.00%, 7/01/23	3,200	3,663,936
Southern California Public Power Authority
(Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,366,968
Southwestern Community College District
NATL Series 05
5.00%, 8/01/24	1,000	1,060,510
State of California
5.00%, 12/01/30-2/01/32	12,265	13,935,275
5.30%, 4/01/29	5	5,021
State of California Department of Water Resources WTR
Series 2008AE
5.00%, 12/01/24-12/01/27	7,680	8,805,521
Series 2009AF
5.00%, 12/01/29	2,225	2,565,825
Stockton Public Financing Authority
RADIAN Series 2006A
5.00%, 9/01/17	2,285	2,292,929
Tejon Ranch Public Facilities Finance Authority
5.25%, 9/01/26-9/01/28	2,375	2,537,897
5.50%, 9/01/30-9/01/33	2,135	2,298,059
Turlock Irrigation District
5.50%, 1/01/41	8,705	9,570,190
University of California
Series 2007K
5.00%, 5/15/21	4,550	4,758,071
Series 2013A
5.00%, 5/15/32	9,000	10,267,740
Series 2014A
5.25%, 5/15/32	5,000	5,882,100
Walnut Energy Center Authority
5.00%, 1/01/31-1/01/32	7,700	8,712,223
West Contra Costa Healthcare District
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,735,382

		561,105,359

Arizona - 0.2%
Dove Mountain Resort Community Facilities District
6.75%, 12/01/16	1,250	1,171,537

Nevada - 0.4%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/22	2,355	2,517,919

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority
(Puerto Rico Housing Finance Authority Cap Fd Prog)
5.125%, 12/01/27	$295	$299,142

Texas - 1.0%
Texas Private Activity Bond Surface Transportation Corp.
(LBJ Infrastructure Group LLC)
7.00%, 6/30/40	3,050	3,639,809
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
6.875%, 12/31/39	1,525	1,787,895

		5,427,704

Total Investments - 100.9% (cost $515,460,409) (d)		570,521,661
Other assets less liabilities - (0.9)%		(4,941,137)

Net Assets - 100.0%		$565,580,524

INTEREST RATE SWAPS

			Rate Type
			Payments		Payments
	Notional		made		received		Unrealized
	Amount	Termination	by the		by the		Appreciation/
Swap Counterparty	(000)	Date	Fund		Fund		(Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA	*	4.108%		$1,186,442
Merrill Lynch Capital Services, Inc.	3,100	10/21/16	SIFMA	*	4.129%		255,251
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%		SIFMA	*	(2,637,886)
Merrill Lynch Capital Services, Inc.	15,000	11/15/26	4.378%		SIFMA	*	(3,329,808)

							$(4,526,001)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the market value of this security amounted to $11,758,708 or 2.1% of net assets.
(b)	Variable rate coupon, rate shown as of July 31, 2014.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(d)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,206,575 and gross unrealized depreciation of investments was $(1,145,323), resulting in net unrealized appreciation of $55,061,252.

As of July 31, 2014, the Fund held 16.0% of net assets in insured bonds (of this amount 2.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - California Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$548,226,527	$22,295,134		$570,521,661

Total Investments in Securities		– 0	–	548,226,527	22,295,134		570,521,661
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	1,441,693	– 0	–	1,441,693
Liabilities:
Interest Rate Swaps		– 0	–	(5,967,694)	– 0	–	(5,967,694)

Total+	$	– 0	–	$543,700,526	$22,295,134		$565,995,660

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal
	Bonds		Total
Balance as of 10/31/13	$28,093,261		$28,093,261
Accrued discounts/(premiums)	26,335		26,335
Realized gain (loss)	418,046		418,046
Change in unrealized appreciation/depreciation	320,985		320,985
Purchases	– 0	–	– 0	–
Sales	(6,563,493)		(6,563,493)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$22,295,134		$22,295,134

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$740,115		$740,115

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable	Range/
	7/31/14	Technique	Input	Weighted Average
Long-Term Municipal Bonds	$22,295,134	Third Party Vendor	Lack of External Credit Rating	$93.72 - $107.97/$102.67

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - New York Portfolio

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.0%
Long-Term Municipal Bonds - 98.0%
New York - 93.7%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$5,039,676
Albany Industrial Development Agency
(St Peter’s Hospital of the City of Albany)
Series 2008A
5.75%, 11/15/22	795	903,478
Build NYC Resource Corp.
(YMCA of Greater New York)
5.00%, 8/01/32	1,000	1,070,630
City of New York NY
Series 2004G
5.00%, 12/01/23	1,705	1,730,217
Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	50	50,000
5.00%, 8/01/21	155	155,532
Series 2005J
5.00%, 3/01/24	1,830	1,877,306
Series 2007C
5.00%, 1/01/17 (Pre-refunded/ETM)	3,425	3,793,941
5.00%, 1/01/21	1,575	1,726,342
Series 2014J
5.00%, 8/01/30	10,000	11,464,100
AGM Series 2004E
5.00%, 11/01/21	2,790	2,820,941
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,132,553
5.50%, 6/15/32	1,320	1,390,422
County of Onondaga NY
(Syracuse University)
5.00%, 12/01/28-12/01/29	2,135	2,404,412
Dutchess County Industrial Development Agency
(Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,523,493
Dutchess County Local Development Corp.
(Health Quest Systems, Inc.)
Series 2014A
5.00%, 7/01/44	4,175	4,439,737
East Rochester Housing Authority
(St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	2,814,027
Erie County Fiscal Stability Authority
(Erie County Fiscal Stability Authority Sales Tax)
Series 2010A
5.00%, 5/15/22	5,000	5,808,550
Series 2011C
5.00%, 12/01/28	7,260	8,248,739
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	10,969,125
Hempstead Town Local Development Corp.
(Hofstra University)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/28	$650	$716,879
Housing Development Corp/NY
Series 2002A
5.50%, 11/01/34	10	10,035
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,802,725
NATL Series 2006A
5.00%, 6/01/16 (Pre-refunded/ETM)	4,300	4,665,328
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	4,300	4,813,592
Series 2012F
5.00%, 11/15/27	7,070	8,054,851
Series 2014B
5.00%, 11/15/44	12,000	13,053,720
NATL Series 2006A
5.00%, 11/15/16 (Pre-refunded/ETM)	6,890	7,621,167
NATL Series 2006B
5.00%, 11/15/16 (Pre-refunded/ETM)	5,000	5,530,600
Monroe County Industrial Development Agency
(Southview Towers LP)
Series 00
6.25%, 2/01/31	1,130	1,130,678
Monroe County Industrial Development Corp/NY
(Rochester General Hospital (The))
Series 2013A
5.00%, 12/01/42	4,010	4,230,229
Nassau County Industrial Development Agency
(Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2007A
6.50%, 1/01/27 (a)(b)	2,120	1,526,400
Nassau County Local Economic Assistance Corp.
(South Nassau Communities Hospital)
5.00%, 7/01/31-7/01/37	4,195	4,377,970
Nassau County Local Economic Assistance Corp.
(Winthrop University Hospital)
5.00%, 7/01/32-7/01/42	5,435	5,816,156
New York City Transitional Finance Authority
Building Aid Revenue
NATL Series 2006S-1
5.00%, 7/15/21	7,000	7,713,860
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.00%, 2/01/37	5,000	5,575,450
Series 2013I
5.00%, 5/01/32-5/01/33	12,500	14,111,375
New York City Trust for Cultural Resources
(American Museum of Natural History (The))
5.00%, 7/01/33	4,080	4,639,694
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00%, 7/01/31	9,675	10,477,928
New York City Water & Sewer System
5.00%, 6/15/46	10,715	11,691,029

	Principal Amount (000)	U.S. $ Value
Series 2009FF
5.00%, 6/15/27	$15,110	$17,289,920
New York Convention Center Development Corp.
AMBAC Series 05
5.00%, 11/15/30	10,000	10,437,200
New York Liberty Development Corp.
(4 World Trade Center LLC)
5.00%, 11/15/31	2,225	2,445,186
New York Liberty Development Corp.
(National Sports Museum)
6.125%, 2/15/19 (a)(b)	792	8
New York Power Authority (The)
NATL Series 2007C
5.00%, 11/15/19	680	771,256
New York Power Authority/The
NATL Series 2007C
5.00%, 11/15/21	3,000	3,398,430
New York St Dormitory Auth
(New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/30 (c)	7,980	9,171,334
New York State Dormitory Authority
5.75%, 7/01/18 (Pre-refunded/ETM)	5,165	6,128,582
New York State Dormitory Authority
(Cabrini of Westchester)
5.10%, 2/15/26	1,850	2,004,864
New York State Dormitory Authority
(Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,675,865
Series 2008C
5.00%, 7/01/29	2,000	2,296,560
Series 2009A
5.00%, 7/01/25	2,465	2,842,490
New York State Dormitory Authority
(Eger Health Care & Rehabilitation Center)
Series 00
6.10%, 8/01/37	1,050	1,053,801
New York State Dormitory Authority
(Leake & Watts Services, Inc.)
NATL Series 04
5.00%, 7/01/22-7/01/23	3,275	3,275,000
New York State Dormitory Authority
(Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,501,920
New York State Dormitory Authority
(Montefiore Medical Center)
NATL Series 04
5.00%, 8/01/23	1,860	1,890,206
New York State Dormitory Authority
(Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,622,971
New York State Dormitory Authority
(New York State Dormitory Authority Lease)
Series 2006A
5.00%, 8/01/17	9,510	10,355,914

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 5/15/27	$2,700	$3,116,529
Series 2013A
5.25%, 7/01/30	2,000	2,303,760
New York State Dormitory Authority
(New York University)
Series 2008A
5.00%, 7/01/29	4,220	4,743,997
NATL Series 2004A
5.00%, 7/01/24	2,240	2,247,437
New York State Dormitory Authority
(North Shore-Long Island Jewish Health Care, Inc.)
5.00%, 5/01/22	1,405	1,509,743
New York State Dormitory Authority
(NYU Hospitals Center)
Series 2007A
5.00%, 7/01/22	1,200	1,301,460
Series 2007B
5.25%, 7/01/24	570	616,484
New York State Dormitory Authority
(Ozanam Hall of Queens Nursing Home, Inc.)
5.00%, 11/01/21	1,000	995,720
New York State Dormitory Authority
(Rochester Institute of Technology)
5.00%, 7/01/23-7/01/25	5,335	6,029,547
New York State Dormitory Authority
(Saints Joachim & Anne Nursing & Rehabilitation Center)
Series 02
5.25%, 7/01/27	1,000	984,310
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/27	2,350	2,644,196
New York State Dormitory Authority
(State University of New York)
5.00%, 7/01/27-7/01/35	12,360	13,777,638
Series 2011A
5.00%, 7/01/28	6,690	7,644,262
New York State Dormitory Authority
(Teachers College)
5.00%, 7/01/34	2,535	2,773,569
Series 2012A
5.00%, 7/01/31	1,200	1,323,336
New York State Environmental Facilities Corp.
(New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,294,460
New York State Environmental Facilities Corp.
(State of New York SRF)
5.00%, 11/15/33	8,555	9,908,829
New York State Thruway Authority
AMBAC 2005B
5.00%, 10/01/15 (Pre-refunded/ETM)	995	1,050,332
NATL 2005B
5.00%, 10/01/15 (Pre-refunded/ETM)	1,695	1,790,276

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority
(New York State Thruway Authority Ded Tax)
AMBAC 2005B
5.00%, 4/01/21	$6,505	$6,858,156
NATL 2005B
5.00%, 4/01/17	11,055	11,657,829
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/26-3/15/27	11,000	12,573,080
Series 2010A
5.00%, 3/15/28	5,000	5,790,150
Niagara Frontier Transportation Authority
(Buffalo Niagara Intl Airport)
NATL
5.625%, 4/01/29	2,500	2,501,250
Onondaga Civic Development Corp.
(St Joseph’s Hospital Health Center)
5.125%, 7/01/31	1,250	1,281,788
Onondaga County Industrial Development Agency
(Bristol-Myers Squibb Co.)
5.75%, 3/01/24	4,000	4,913,000
Orange County Funding Corp.
(Mount St Mary College)
Series 2012A
5.00%, 7/01/37	1,320	1,379,519
Port Authority of New York & New Jersey
5.00%, 7/15/31	13,000	14,869,660
Series 20131
5.00%, 12/01/31	5,000	5,533,250
Port Authority of New York & New Jersey
(JFK International Air Terminal LLC)
NATL Series 97-6
5.75%, 12/01/22	6,820	6,838,278
Rensselaer County Industrial Development Agency
(Rensselaer Polytechnic Institute)
Series 2006
5.00%, 3/01/26	7,505	7,764,148
Sachem Central School District
NATL
5.00%, 10/15/21-10/15/22	5,415	5,854,803
Seneca County Industrial Development Agency
(New York Chiropractic College)
5.00%, 10/01/27	925	975,986
Suffolk County Economic Development Corp.
(Catholic Health Services of Long Island Obligated Group)
5.00%, 7/01/28	5,990	6,586,903
Suffolk County Economic Development Corp.
(Peconic Landing at Southold, Inc.)
5.875%, 12/01/30	2,340	2,578,680
Suffolk County Industrial Development Agency
(New York Institute of Technology)
5.00%, 3/01/26	1,150	1,169,182
Triborough Bridge & Tunnel Authority
Series 2006A
5.00%, 11/15/16 (Pre-refunded/ETM)	6,715	7,427,596
Series 2008D

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/26	$10,000	$11,206,400
Series 2011A
5.00%, 1/01/28	5,000	5,705,850
Series 2013C
5.00%, 11/15/32	5,000	5,659,250
Troy Capital Resource Corp.
(Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,283,680
Ulster County Industrial Development Agency
(Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,175	1,023,190
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,586,000
Westchester County Healthcare Corp/NY
Series 2010B
6.00%, 11/01/30	1,000	1,136,570
Westchester County Local Development Corp.
(Kendal on Hudson)
5.00%, 1/01/34	1,800	1,893,222
Yonkers Industrial Development Agency
(Michael Malotz Skilled Nursing Pavilion)
NATL Series 99
5.65%, 2/01/39	675	695,095

		492,882,794

Arizona - 0.3%
Dove Mountain Resort Community Facilities District
6.75%, 12/01/16	880	824,762
Goodyear Industrial Development Authority
(Litchfield Park Service Co.)
Series 01
6.75%, 10/01/31	1,000	1,000,590

		1,825,352

Florida - 1.2%
Crossings at Fleming Island Community Development District
Series 2000C
7.05%, 5/01/15	160	160,030
7.10%, 5/01/30 (a)	5,480	4,367,560
Series 2014A
7.00%, 5/01/30 (d)	500	487,390
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	570	574,315
Marshall Creek Community Development District
6.625%, 5/01/32 (a)(e)	830	763,600

		6,352,895

	Principal Amount (000)	U.S. $ Value
Georgia - 0.1%
City of Atlanta GA
(Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	$500	$517,975

Guam - 0.1%
Guam Government Waterworks Authority
Series 2005
6.00%, 7/01/15	500	526,555

Illinois - 0.2%
Plano Special Service Area No 3
(Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	1,200	1,219,044

North Carolina - 0.2%
North Carolina Medical Care Commission
(Pennybyrn at Maryfield)
Series 2005A
6.125%, 10/01/35	1,000	1,005,710

Ohio - 0.2%
Columbiana County Port Authority
(Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (a)	1,200	925,668

Puerto Rico - 0.8%
Puerto Rico Housing Finance Authority
(Puerto Rico Housing Finance Authority Cap Fd Prog)
5.00%, 12/01/20	1,795	1,797,046
5.125%, 12/01/27	1,495	1,515,990
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
(Sistema Universitario Ana G Mendez Incorporado)
5.125%, 4/01/32	1,000	863,350

		4,176,386

Texas - 1.2%
Texas Private Activity Bond Surface Transportation Corp.
(LBJ Infrastructure Group LLC)
7.00%, 6/30/40	2,700	3,222,126
7.50%, 6/30/32	1,225	1,505,488
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
6.875%, 12/31/39	1,350	1,582,727

		6,310,341

Total Municipal Obligations (cost $488,527,746)		515,742,720

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBerstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (f) (cost $962,145)	962,145	$962,145

Total Investments - 98.2% (cost $489,489,891) (g)		516,704,865
Other assets less liabilities - 1.8%		9,350,968

Net Assets - 100.0%		$526,055,833

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,200	1/25/26	SIFMA	*	4.108%	$401,572

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	When-Issued or delayed delivery security.
(e)	Fair valued by the Adviser.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,993,594 and gross unrealized depreciation of investments was $(3,778,620), resulting in net unrealized appreciation of $27,214,974.

As of July 31, 2014, the Fund held 18.1% of net assets in insured bonds (of this amount 21.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
SRF	-	State Revolving Fund

AllianceBernstein Municipal Income Fund - New York Portfolio

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$494,464,791		$21,277,929		$515,742,720
Short-Term Investments		962,145		– 0	–	– 0	–	962,145

Total Investments in Securities		962,145		494,464,791		21,277,929		516,704,865
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	401,572		– 0	–	401,572
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$962,145		$494,866,363		$21,277,929		$517,106,437

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal
	Bonds		Total
Balance as of 10/31/13	$19,997,534		$19,997,534
Accrued discounts/(premiums)	6,352		6,352
Realized gain (loss)	2,412		2,412
Change in unrealized appreciation/depreciation	670,626		670,626
Purchases	4,156,505		4,156,505
Sales	(3,555,500)		(3,555,500)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/14	$21,277,929		$21,277,929

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/14	$674,501		$674,501

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$20,514,329	Third Party Vendor	Lack of External Credit Rating	$0.00 – $110.77/$94.05
	$763,600	Terms of Recovery Value	Recovery Rate*	95.7%/N/A

*	Significant increases (decreases) in the recovery rate would increase (decrease) the fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014